Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents
Cash and cash equivalents	$ 4,257,843	$ 4,674,586	$ 313,466	$ 246,377	$ 311,810	$ 8,758
Maintained locally [Member]
Cash and cash equivalents
Cash and cash equivalents
Maintained overseas, unrestricted in use [Member]
Cash and cash equivalents
Cash and cash equivalents	$ 4,257,843	$ 4,674,586